Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000006689 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000006689 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000006689 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000006689 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006689 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006689 | iShares Russell 1000 Value ETFFR_464287598
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000006689 | Uniform Mortgage-Backed Security, TBAFR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006689 | Uniform Mortgage-Backed Security, TBAFR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006689 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006689 | Uniform Mortgage-Backed Security, TBAFR_01F042699
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006689 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000006689 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000006689 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000006689 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000006689 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000006692 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000006692 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000006692 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000006692 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006692 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006692 | iShares Russell 1000 Value ETFFR_464287598
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000006692 | Uniform Mortgage-Backed Security, TBAFR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006692 | Uniform Mortgage-Backed Security, TBAFR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006692 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006692 | Uniform Mortgage-Backed Security, TBAFR_01F042699
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006692 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000006692 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000006692 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000006692 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000006692 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	59.70%